UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400
         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     April 07, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $142,726 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101       47    22900 SH       SOLE                        0        0    22900
AUTOMATIC DATA PROCESSING IN   COM              053015103     4551   147810 SH       SOLE                        0        0   147810
AUTOZONE INC                   COM              053332102      204     2970 SH       SOLE                        0        0     2970
BEMIS INC                      COM              081437105     4448   105765 SH       SOLE                        0        0   105765
BIOMET INC                     COM              090613100     5415   176659 SH       SOLE                        0        0   176659
BP PLC                         SPONSORED ADR    055622104      261     6760 SH       SOLE                        0        0     6760
CARDINAL HEALTH INC            COM              14149Y108     4961    87089 SH       SOLE                        0        0    87089
CHEVRONTEXACO CORP             COM              166764100      238     3683 SH       SOLE                        0        0     3683
CISCO SYS INC                  COM              17275r102     5070   390585 SH       SOLE                        0        0   390585
COCA COLA CO                   COM              191216100      276     6830 SH       SOLE                        0        0     6830
COMPUTER SCIENCES CORP         COM              205363104     4367   134170 SH       SOLE                        0        0   134170
CONAGRA FOODS INC              COM              205887102     8028   399800 SH       SOLE                        0        0   399800
CVS CORP                       COM              126650100     4258   178515 SH       SOLE                        0        0   178515
Dodge & Cox Stock Fund         EQ MF            256219106     2220    26742 SH       SOLE                        0        0    26742
Dreyfus Appreciation           EQ MF            261970107     2224    74493 SH       SOLE                        0        0    74493
EXXON MOBIL CORP               COM              30231g102      854    24432 SH       SOLE                        0        0    24432
FEDERAL SIGNAL CORP            COM              313855108     3588   252670 SH       SOLE                        0        0   252670
FRANKLIN RES INC               COM              354613101     4289   130310 SH       SOLE                        0        0   130310
GENERAL ELEC CO                COM              369604103      225     8830 SH       SOLE                        0        0     8830
Harbor Capital Appreciation    EQ MF            411511504     2144   108535 SH       SOLE                        0        0   108535
Harbor International Fund      EQ MF            411511306      245    10039 SH       SOLE                        0        0    10039
HEWLETT PACKARD CO             COM              428236103     4073   261940 SH       SOLE                        0        0   261940
HOME DEPOT INC                 COM              437076102     4621   189678 SH       SOLE                        0        0   189678
ILLINOIS TOOL WKS INC          COM              452308109     4584    78823 SH       SOLE                        0        0    78823
INTEL CORP                     COM              458140100      181    11100 SH       SOLE                        0        0    11100
INTERNATIONAL BUSINESS MACHS   COM              459200101      465     5928 SH       SOLE                        0        0     5928
JOHNSON & JOHNSON              COM              478160104      229     3960 SH       SOLE                        0        0     3960
KOHLS CORP                     COM              500255104     4707    83185 SH       SOLE                        0        0    83185
MCDONALDS CORP                 COM              580135101     4226   292255 SH       SOLE                        0        0   292255
MEDTRONIC INC                  COM              585055106     6079   134737 SH       SOLE                        0        0   134737
MERCK & CO INC                 COM              589331107     5579   101845 SH       SOLE                        0        0   101845
MICROSOFT CORP                 COM              594918104     4907   202679 SH       SOLE                        0        0   202679
Mutual Beacon                  EQ MF            628380305      458    41781 SH       SOLE                        0        0    41781
Mutual Beacon                  EQ MF            628380305     1710   155916 SH       SOLE                        0        0   155916
PFIZER INC                     COM              717081103     4933   158308 SH       SOLE                        0        0   158308
Royce Premier                  EQ MF            780905600     2725   302466 SH       SOLE                        0        0   302466
SHERWIN WILLIAMS CO            COM              824348106     4804   181755 SH       SOLE                        0        0   181755
SIGMA ALDRICH CORP             COM              826552101     4561   102510 SH       SOLE                        0        0   102510
STATE STR CORP                 COM              857477103     3638   115021 SH       SOLE                        0        0   115021
SUNGARD DATA SYS INC           COM              867363103     4164   195470 SH       SOLE                        0        0   195470
SYSCO CORP                     COM              871829107     4276   168098 SH       SOLE                        0        0   168098
TARGET CORP                    COM              87612E106      347    11875 SH       SOLE                        0        0    11875
VALSPAR CORP                   COM              920355104     2379    58133 SH       SOLE                        0        0    58133
Vanguard Index 500             EQ MF            922908108     3505    44777 SH       SOLE                        0        0    44777
Vanguard International Growth  EQ MF            921910204      240    21350 SH       SOLE                        0        0    21350
WAL MART STORES INC            COM              931142103     4873    93658 SH       SOLE                        0        0    93658
Wasatch Small Cap Growth Fund  EQ MF            936772102     2549   103986 SH       SOLE                        0        0   103986